Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 04, 2022	Mar. 31, 2020	Jul. 31, 2011	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jan. 01, 2022	Sep. 01, 2021	Feb. 28, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenues						10.00%
Earn-out shares are payable (in Dollars per share)				$ 20		$ 20
Collaboration revenue				$ 762,000	$ 762,000	$ 1,525,000	$ 1,525,000	$ 3,051,000	$ 2,483,000
Non-refundable upfront payment						37,100,000		5,400,000
Transaction price						500,000
Revenue				100,000
Restricted cash on deposit				4,900,000	780,000	$ 4,900,000	780,000	$ 780,000	250,000
Operating segment						1		1
ROU assets											$ 4,100,000
Current operating lease liabilities				1,250,000		$ 1,250,000		$ 66,000
Non-current operating lease liabilities				$ 2,690,000		$ 2,690,000		$ 363,000	$ 909,000
Exchange ratio									0.8381
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Total other revenue				$ 1,737,000	$ 2,320,000	$ 4,701,000	$ 5,651,000	$ 9,260,000	$ 5,672,000
Advertising costs								$ 0.7	$ 0.2
Expected dividend yield								0.00%	0.00%
Future minimum lease table								$ 5,500,000
Company’s Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenues								31.00%	35.00%
Company’s Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenues				33.00%	31.00%	40.00%	28.00%
Company’s Revenues [Member] | Company’s Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenues						10.00%
Company’s Gross [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenues						24.00%		18.00%	23.00%
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock per share (in Dollars per share)										$ 11.5
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock per share (in Dollars per share)										$ 11.5
Old SomaLogic Shareholders [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating shareholders (in Shares)						3,500,125
Certain Employees and Directors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating shareholders (in Shares)						1,499,875
CMLS II [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)													5,519,991
Common stock per share (in Dollars per share)													$ 11.5
CMLS II [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)													5,013,333
Common stock per share (in Dollars per share)								$ 11.5					$ 11.5
NEC Corporation ("NEC") [Member] | Collaboration Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Collaborative arrangements, upfront payments			$ 12,000,000
Collaborative arrangement rights and obligations aggregate payments term			15 years
Collaborative arrangements, upfront payments		$ 2,000,000
Collaborative arrangement rights and obligations aggregate payments term		5 years
Collaborative arrangements, total payment amount		$ 10,000,000
Collaboration revenue		$ 15,300,000
Collaborative arrangements, license of intellectual property, term		10 years
NEC Solution Innovators, Ltd. ("NES") [Member] | Collaboration Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Collaborative arrangements, upfront payments		$ 2,000,000
Collaborative arrangement rights and obligations aggregate payments term		5 years
Collaborative arrangements, total payment amount		$ 10,000,000
Collaboration revenue		$ 15,300,000
Collaborative arrangements, license of intellectual property, term		10 years
Illumina, Cambridge Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-refundable upfront payment	$ 30,000,000
Royalty [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total other revenue				$ 930,000	$ 2,050,000	$ 3,885,000	$ 5,050,000	$ 8,515,000	$ 5,261,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange ratio								0.8381
Common stock, par value (in Dollars per share)								$ 0.0001
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Current operating lease liabilities											1,000,000
Non-current operating lease liabilities											$ 3,600,000
Lab Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment								1
Lab Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment								5 years
Computer Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment								3 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment								4 years
Software Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment								5 years
Standalone Selling Price [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Transaction price						$ 30,000,000